UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

           Check here if Amendment [ ]; Amendment Number: ______
           This Amendment (Check only one.):  [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
Address:   200 Connecticut Avenue
           Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:



/s/ Thomas R. Hudson, Jr.       Norwalk, Connecticut            2/9/2006
[Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 35

 Form 13F Information Table Value Total:          $931,855
                                                (thousands)

List of Other Included Managers:                      None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                December 31, 2005

                     Column 1            Column 2   Column 3     Column 4               Column 5
------------------------------------------------------------------------------------------------------


                                         TITLE OF                              SHARES OR         PUT/
                  NAME OF ISSUER          CLASS      CUSIP       VALUE (000)   PRN AMT    SH/PRN CALL
------------------------------------------------------------------------------------------------------
 1 ALLETE INC                             common   018522300         27,570     626,600    SH
 2 ALLIANCE ONE INTERNATIONAL INC         common    01877210          3,138     804,700    SH
 3 ALLIED DEFENSE GROUP                   common   019118108         13,248     581,800    SH
 4 ALPHA NATURAL RESOURCES, INC           common   02076X102          2,882     150,000    SH
 5 ANGELICA CORP                          common   034663104         14,545     879,400    SH
 6 AQUILA INC                             common    03840P10         10,662   2,961,600    SH
 7 ASHLAND INC                            common    44209104            220       3,800    SH
 8 ASSOCIATED ESTATES REALTY CORP         common   045604105          3,041     336,400    SH
 9 BRINK'S CO                             common   109696104        131,024   2,734,800    SH
10 CAPITAL PACIFIC HOLDINGS INC           common   14040M104          3,913     381,734    SH
11 CEC ENTERTAINMENT INC                  common    12513710          4,122     121,100    SH
12 CKE RESTAURANTS, INC                   common    12561E10         15,972   1,182,200    SH
13 CHARTERMAC                             common   160908109         10,026     473,372    SH
14 CORNELL COMPANIES INC                  common   219141108         32,078   2,321,100    SH
15 CUTTER & BUCK INC                      common   232217109         16,013   1,433,540    SH
16 DENBURY RESOURCES INC                  common   247916208         20,502     900,000    SH
17 FLOWSERVE CORP                         common    34354P10          6,868     173,600    SH
18 FREIGHTCAR AMERICA INC                 common    35702310          8,286     172,339    SH
19 GENCORP INC                            common   368682100         56,195   3,165,900    SH
20 GEO GROUP INC                          common   36159R103          4,990     217,602    SH
21 GENTEK INC                             common    37245X20          8,954     500,809    SH
22 PH GLATFELTER CO                       common   377316104         10,845     764,300    SH
23 INTERNATIONAL PAPER CO                 common   460146103         14,271     424,600    SH
24 INTRAWEST CORP                         common   460915200        138,885   4,797,400    SH
25 JAMES RIVER COAL CO                    common    47035520         71,030   1,859,436    SH
26 JOHN Q HAMMONS HOTELS INC              common   408623106         10,440     435,000    SH
27 KERZNER INTERNATIONAL LTD              common   P6065Y107         54,299     789,800    SH
28 PEP BOYS MANNY MOE & JACK              common    71327810          7,315     491,300    SH
29 PRIDE INTERNATIONAL INC                common   74153Q102         19,574     636,564    SH
30 SIX FLAGS INC                          common    83001P10         16,929   2,195,700    SH
31 TEJON RANCH CO                         common   879080109            834      20,900    SH
32 TEMPLE INLAND INC                      common   879868107          2,835      63,200    SH
33 TENET HEALTHCARE CORP                  common    88033G10            383      50,000    SH
34 WALTER INDUSTRIES INC                  common   93317Q105        180,765   3,635,655    SH
35 WEYERHAEUSER CO                        common   962166104          9,201     138,700    SH

                                                                    931,855


                     Column 1              Column 6     Column 7           Column 8
---------------------------------------------------------------------------------------------------


                                          INVESTMENT     OTHER           VOTING AUTHORITY
                  NAME OF ISSUER          DISCRETION    MANAGERS         SOLE       SHARED    NONE
---------------------------------------------------------------------------------------------------
 1 ALLETE INC                            Shared-Defined    NONE         626,600
 2 ALLIANCE ONE INTERNATIONAL INC        Shared-Defined    NONE         804,700
 3 ALLIED DEFENSE GROUP                  Shared-Defined    NONE         581,800
 4 ALPHA NATURAL RESOURCES, INC          Shared-Defined    NONE         150,000
 5 ANGELICA CORP                         Shared-Defined    NONE         879,400
 6 AQUILA INC                            Shared-Defined    NONE       2,961,600
 7 ASHLAND INC                           Shared-Defined    NONE           3,800
 8 ASSOCIATED ESTATES REALTY CORP        Shared-Defined    NONE         336,400
 9 BRINK'S CO                            Shared-Defined    NONE       2,734,800
10 CAPITAL PACIFIC HOLDINGS INC          Shared-Defined    NONE         381,734
11 CEC ENTERTAINMENT INC                 Shared-Defined    NONE         121,100
12 CKE RESTAURANTS, INC                  Shared-Defined    NONE       1,182,200
13 CHARTERMAC                            Shared-Defined    NONE         473,372
14 CORNELL COMPANIES INC                 Shared-Defined    NONE       2,321,100
15 CUTTER & BUCK INC                     Shared-Defined    NONE       1,433,540
16 DENBURY RESOURCES INC                 Shared-Defined    NONE         900,000
17 FLOWSERVE CORP                        Shared-Defined    NONE         173,600
18 FREIGHTCAR AMERICA INC                Shared-Defined    NONE         172,339
19 GENCORP INC                           Shared-Defined    NONE       3,165,900
20 GEO GROUP INC                         Shared-Defined    NONE         217,602
21 GENTEK INC                            Shared-Defined    NONE         500,809
22 PH GLATFELTER CO                      Shared-Defined    NONE         764,300
23 INTERNATIONAL PAPER CO                Shared-Defined    NONE         424,600
24 INTRAWEST CORP                        Shared-Defined    NONE       4,797,400
25 JAMES RIVER COAL CO                   Shared-Defined    NONE       1,859,436
26 JOHN Q HAMMONS HOTELS INC             Shared-Defined    NONE         435,000
27 KERZNER INTERNATIONAL LTD             Shared-Defined    NONE         789,800
28 PEP BOYS MANNY MOE & JACK             Shared-Defined    NONE         491,300
29 PRIDE INTERNATIONAL INC               Shared-Defined    NONE         636,564
30 SIX FLAGS INC                         Shared-Defined    NONE       2,195,700
31 TEJON RANCH CO                        Shared-Defined    NONE          20,900
32 TEMPLE INLAND INC                     Shared-Defined    NONE          63,200
33 TENET HEALTHCARE CORP                 Shared-Defined    NONE          50,000
34 WALTER INDUSTRIES INC                 Shared-Defined    NONE       3,635,655
35 WEYERHAEUSER CO                       Shared-Defined    NONE         138,700